Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transaction With Related Parties
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Revenues	-	-	77
Cost of revenues	-	-	295
Research and development expenses	-	-	3
Sales and marketing expenses	-	-	252
General and administrative expenses	-	-	495
Purchase of property and equipment	-	-	37